INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 5,229	$ 5,178